Jennison 20/20 Focus Fund

100 Mulberry Street

Gateway Center Three, 4th Floor

Newark, New Jersey 07102-4077

April 6, 2007

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Jennison 20/20 Focus Fund

Registration Nos. 333-43491; 811-08587

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 3, 2007.

If you have any questions concerning this filing, please contact the undersigned at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary